NUVEEN GRESHAM DIVERSIFIED COMMODITY STRATEGY FUND

SUPPLEMENT DATED MAY 21, 2020

TO THE STATUTORY PROSPECTUS DATED JANUARY 31, 2020

Nuveen Gresham Diversified Commodity Strategy Fund will be liquidated after the close of business on July 24, 2020.

Effective June 22, 2020, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until July 17, 2020. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on July 24, 2020, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-GREDCP-0520P

NUVEEN GRESHAM DIVERSIFIED COMMODITY STRATEGY FUND

SUPPLEMENT DATED MAY 21, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2020

Nuveen Gresham Diversified Commodity Strategy Fund will be liquidated after the close of business on July 24, 2020.

Effective June 22, 2020, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until July 17, 2020. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on July 24, 2020, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GREDCSAI-0520P